UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[626-914-7383]
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2008

Item 1. Schedule of Investments.
FundX Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Class 1 & 2 Funds: 28.9%^
801,417	American Century Heritage Fund - Investor Class	$15,667,695
86,701	Blackrock Global Resources Fund	6,430,616
123,908	CGM Focus Fund	6,170,626
326,300	Claymore/BNY BRIC ETF	14,977,170
112,400	Fidelity Latin American Fund	6,792,326
232,944	Fidelity Leveraged Company Stock Fund	7,242,227
169,100	iShares Dow Jones Transportation Fund	15,384,718
165,600	iShares Dow Jones U.S. Energy Fund	7,163,856
347,400	iShares Goldman Sachs Natural Resources Index Fund	15,070,212
150,000	iShares MSCI Australia Index Fund	3,721,500
90,902	iShares MSCI Brazil Index Fund	7,384,878
442,800	iShares MSCI Canada Index Fund	13,846,356
356,100	iShares MSCI Emerging Markets Index Fund	15,187,665
75,000	iShares S&P Global Energy Sector Fund	3,275,250
163,925	iShares S&P Latin America 40 Index Fund	8,278,213
99,000	iShares S&P Mid Cap 400 Growth Fund	8,460,540
448,837	Ivy Large Cap Growth Fund - Class Y1	5,960,557
433,090	John Hancock Large Cap Equity Fund - Class I	12,698,211
148,718	Market Vectors Russia ETF	6,756,259
233,083	Pioneer Emerging Markets Fund - Class A1	7,565,890
95,400	SPDR Gold Trust*	8,590,770
339,300	Vanguard Emerging Markets Stock ETF	15,129,387

	Total Class 1 & 2 Funds
	(Cost $212,044,097)	211,754,922

	Class 3 Funds: 71.1%^
1,347,287	AllianceBernstein International Growth Fund - Class A1	24,102,957
485,871	Allianz CCM Mid Cap Fund - Institutional Class	12,433,439
1,758,884	BlackRock Fundamental Growth Fund - Class I*	37,305,935
724,519	BlackRock International Opportunities Portfolio - Service Class[1]	25,756,662
656,713	Calamos Growth Fund - Class A	32,940,702
56,147	Calamos Growth Fund - Class I	3,048,779
1,529,992	Diamond Hill Long Short Fund - Class A	26,759,554
1,054,931	Fairholme Fund	31,953,847
621,322	Goldman Sachs Capital Growth Fund	14,153,710
507,339	Harbor International Fund - Institutional Class	32,388,552
552,000	iShares S&P Mid Cap 400 Index Fund	44,193,120
200,050	iShares S&P Mid Cap 400 Value Index Fund	14,711,677
1,506,507	Ivy Asset Strategy Fund - Class A	40,284,010
186,498	Ivy Asset Strategy Fund - Class I	5,007,464
630,715	Neuberger & Berman Equity Fund - Institutional Class	18,290,742
992,142	Oppenheimer Quest Opportunity Value Fund - Class A1	27,095,398
884,223	Quaker Strategic Growth Fund - Class I1	22,538,848
291,800	S&P Mid Cap 400 SPDR Trust	42,629,062
801,820	UMB Scout International Fund	26,676,558
660,198	Vanguard Growth ETF	38,416,921
111,659	Wintergreen Fund	1,429,238

	Total Class 3 Funds	522,117,175
	(Cost $564,798,039)

	TOTAL INVESTMENT COMPANIES
	(Cost $776,842,136)	733,872,097

	SHORT-TERM INVESTMENT: 0.0%
127	Fidelity Institutional Money Market Portfolio	127

	TOTAL SHORT-TERM INVESTMENT
	(Cost $127)	127

	TOTAL INVESTMENTS: 100.0%
	(Cost $776,842,263)	733,872,224
	Other Assets in Excess of Liabilities: 0.0%	95,821
	NET ASSETS: 100.0%	$733,968,045

[1]	A portion of this security is considered illiquid. As of July 31, 2008, the value of these investments was $34,821,770 or 4.7% of net assets.
*	Non-income producing.
^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

^
CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows+:

Cost of investments	$776,895,559
Gross unrealized appreciation	13,448,442
Gross unrealized depreciation	(56,471,777)
Net unrealized depreciation	$(43,023,335)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.0%
	Class 1 & 2 Funds: 58.8%^
561,984	American Century Heritage Fund - Investor Class	$10,986,781
105,681	Blackrock Global Resources Fund[1]	7,838,391
71,291	CGM Focus Fund	3,550,301
230,600	Claymore/BNY BRIC ETF	10,584,540
93,500	Energy Select Sector SPDR ETF	6,956,400
164,752	Fidelity Leveraged Company Stock Fund	5,122,147
127,500	iShares Dow Jones Transportation Fund	11,599,950
244,050	iShares Goldman Sachs Natural Resources Index Fund	10,586,889
66,650	iShares MSCI Brazil Index Fund	5,414,646
330,350	iShares MSCI Canada Index Fund	10,330,045
245,850	iShares MSCI Emerging Markets Index Fund	10,485,502
157,465	iShares S&P Latin America 40 Index Fund	7,951,982
87,150	iShares S&P Mid Cap 400 Growth Fund	7,447,839
154,197	Ivy Large Cap Growth Fund - Class Y	2,047,735
455,695	John Hancock Large Cap Equity Fund - Class I	13,360,974
105,750	Market Vectors Russia ETF	4,804,223
47,300	PowerShares Water Resource Fund	1,023,572
84,100	SPDR Gold Trust*	7,573,205
238,000	Vanguard Emerging Markets Stock ETF	10,612,420

	Total Class 1 & 2 Funds
	(Cost $152,777,220)	148,277,542

	Class 3 Funds: 41.2%^
81,323	Allianz CCM Mid Cap Fund - Institutional Class	2,081,054
386,333	BlackRock Fundamental Growth Fund - Class I*	8,194,128
151,160	BlackRock International Opportunities Portfolio - Service Class	5,373,750
164,112	Calamos Growth Fund - Class A	8,231,848
387,363	Diamond Hill Long Short Fund - Class A	6,774,985
89,615	Diamonds Trust - Series 1	1,576,331
248,942	Fairholme Fund	7,540,445
108,237	Harbor International Fund - Institutional Class	6,909,865
138,000	iShares S&P Mid Cap 400 Index Fund	11,048,280
314,630	Ivy Asset Strategy Fund - Class A	8,413,205
73,744	Ivy Asset Strategy Fund - Class I	1,980,030
223,257	Oppenheimer Quest Opportunity Value Fund - Class A	6,097,150
397,781	Quaker Strategic Growth Fund - Class I	10,139,432
208,458	Rydex Series Trust Sector Rotation Fund - Class H	2,845,446
73,600	S&P Mid Cap 400 SPDR Trust	10,752,224
76,743	UMB Scout International Fund	2,553,232
59,498	Vanguard Growth ETF	3,462,189

	Total Class 3 Funds
	(Cost $111,616,523)	103,973,594

	TOTAL INVESTMENT COMPANIES
	(Cost $264,393,743)	252,251,136

	SHORT-TERM INVESTMENT: 0.0%
221,256	Fidelity Institutional Money Market Portfolio	221,256

	TOTAL SHORT-TERM INVESTMENT
	(Cost $221,256)	221,256

	TOTAL INVESTMENTS: 100.0%
	(Cost $264,614,999)	252,472,392
	Liabilities in Excess of Other Assets: (0.0)%	(298,945)
	NET ASSETS: 100.0%	$252,173,447

[1]	A portion of this security is considered illiquid. As of July 31, 2008, the value of these investments was $2,164,518 or 0.9% of net assets.
*	Non-income producing.
^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

^
CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows+:

Cost of investments	$264,651,962
Gross unrealized appreciation	4,668,228
Gross unrealized depreciation	(16,847,798)
Net unrealized depreciation	$(12,179,570)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Conservative Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 100.1%
	Class 3 Funds: 60.3%^
129,740	Allianz CCM Mid Cap Fund - Class D	$3,179,930
187,214	BlackRock Fundamental Growth Fund - Class I*	3,970,810
105,667	BlackRock International Opportunities Portfolio - Service Class	3,756,477
71,264	Calamos Growth Fund - Class A	3,574,620
227,830	Diamond Hill Long Short Fund - Class A	3,984,744
132,334	Fairholme Fund	4,008,384
60,276	Harbor International Fund - Institutional Class	3,847,999
47,800	iShares S&P Mid Cap 400 Index Fund	3,826,868
155,585	Ivy Asset Strategy Fund - Class A	4,160,347
104,905	Neuberger & Berman Equity Fund - Institutional Class	3,042,258
220,304	Rydex Series Trust Sector Rotation Fund - Class H	3,007,149
25,280	S&P Mid Cap 400 SPDR Trust	3,693,155
115,171	UMB Scout International Fund	3,831,742
23,779	Wintergreen Fund	304,338

	Total Class 3 Funds
	(Cost $51,907,527)	48,188,821

	Class 4 Funds: 12.2%^
54,168	Gateway Fund - Class A	1,510,208
11,676	Gateway Fund - Class Y	325,526
111,748	Hussman Strategic Growth Fund	1,783,493
46,370	Matthews Asian Growth & Income Fund	796,167
92,913	Permanent Portfolio	3,493,544
101,785	PIMCO CommodityRealReturn Strategy Fund - Institutional Class	1,837,212

	Total Class 4 Funds
	(Cost $9,311,199)	9,746,150

	Bond Funds: 27.6%^
180,937	Eaton Vance Floating Rate Fund - Institutional Class	1,599,481
100,000	iShares Lehman 1-3 Year Treasury Bond Fund	8,303,000
113,226	Loomis Sayles Global Bond Fund - Institutional Class	1,787,845
223,906	PIMCO Foreign Bond Fund	2,259,208
766,093	PIMCO Total Return Fund - Institutional Class	8,120,584

	Total Bond Funds
	(Cost $22,313,170)	22,070,118

	TOTAL INVESTMENT COMPANIES
	Cost ($83,531,896)	80,005,089

	SHORT-TERM INVESTMENT: 0.2%
193,012	Fidelity Institutional Money Market Portfolio	193,012

	TOTAL SHORT-TERM INVESTMENT
	(Cost $193,012)	193,012

	TOTAL INVESTMENTS: 100.3%
	(Cost $83,724,908)	80,198,101
	Liabilities in Excess of Other Assets: (0.3)%	(275,272)
	NET ASSETS: 100.0%	$79,922,829

*	Non-income producing.
^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

^
CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^
BOND FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some bond funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows+:

Cost of investments	$83,729,713
Gross unrealized appreciation	656,492
Gross unrealized depreciation	(4,188,104)
Net unrealized depreciation	$(3,531,612)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Flexible Income Fund
SCHEDULE OF INVESTMENTS at July 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 98.0%
	Class 4 Funds: 18.0%^
124,713	Buffalo Balanced Fund	$1,403,025
171,120	Gateway Fund - Class A	4,770,817
105,392	Gateway Fund - Class Y	2,938,332
229,954	Hussman Strategic Growth Fund	3,670,073
237,646	Matthews Asian Growth & Income Fund	4,080,378
256,199	Permanent Portfolio	9,633,082
173,131	PIMCO CommodityRealReturn Strategy Fund - Institutional Class	3,125,006

	Total Class 4 Funds
	(Cost $28,460,054)	29,620,713

	Bond Funds: 80.0%^
194,805	Calvert Income Fund	3,079,861
698,710	Eaton Vance Floating-Rate Fund - Institutional Class[1]	6,176,593
1,026,983	Eaton Vance Strategic Income Fund - Class A	8,000,198
91,553	Federated International Bond Fund[1]	1,062,929
67,365	Fidelity Advisor Strategic Income Fund - Class T	763,600
228,500	iShares Lehman 1-3 Year Treasury Bond Fund	18,972,355
930,949	Loomis Sayles Bond Fund - Institutional Class	12,679,521
926,111	Loomis Sayles Global Bond Fund - Institutional Class[1]	14,623,299
157,842	Managers Short Duration Government Fund	1,507,392
711,171	Oppenheimer International Bond Fund - Class A	4,608,387
2,144,078	Oppenheimer Strategic Income Fund - Class A	9,198,094
760,079	PIMCO Foreign Bond Fund	7,669,193
316,813	PIMCO Global Bond Fund Unhedged - Institutional	3,272,682
1,405,955	PIMCO Low Duration Fund - Institutional Class	13,961,137
2,192,862	PIMCO Total Return Fund - Institutional Class	23,244,335
231,881	Pioneer Strategic Income Fund - Class A	2,367,509

	Total Bond Funds
	(Cost $132,864,691)	131,187,085

	TOTAL INVESTMENT COMPANIES
	(Cost $161,324,745)	160,807,798

	SHORT-TERM INVESTMENT: 1.6%
2,695,347	Fidelity Institutional Money Market Portfolio	2,695,347

	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,695,347)	2,695,347

	TOTAL INVESTMENTS: 99.6%
	(Cost $164,020,092)	163,503,145
	Other Assets in Excess of Liabilities: 0.4%	595,170
	NET ASSETS: 100.0%	$164,098,315

[1]	A portion of this security is considered illiquid. As of July 31, 2008, the value of these investments was $3,365,821 or 2.1% of net assets.
^
CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

^
BOND FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.
Some bond funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows+:

Cost of investments	$164,073,520
Gross unrealized appreciation	1,736,980
Gross unrealized depreciation	(2,307,355)
Net unrealized depreciation	$(570,375)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Stock Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 99.1%
	Air Freight & Logistics: 1.9%
2,656	Ryder System, Inc.	$175,190

	Beverages: 3.4%
3,050	Anheuser-Busch Companies, Inc.	206,668
1,867	Molson Coors Brewing Co.	100,762
		307,430
	Biotechnology: 2.2%
1,400	Celgene Corp.*	105,686
1,737	Gilead Sciences, Inc.*	93,763
		199,449
	Chemicals: 5.4%
1,010	Air Products & Chemicals, Inc.	96,162
1,595	Monsanto Co.	189,981
999	Praxair, Inc.	93,636
1,695	Sigma-Aldrich Corp.	102,954
		482,733
	Computers & Peripherals: 0.9%
515	Apple Computer, Inc.*	81,859

	Construction & Engineering: 3.2%
2,264	Fluor Corp.	184,176
1,287	Jacobs Engineering Group, Inc.*	99,537
		283,713
	Diversified Financial Services: 1.0%
2,110	Leucadia National Corp.	94,465

	Electric Utilities: 5.6%
1,100	Exelon Corp.	86,482
2,189	FirstEnergy Corp.	161,001
1,850	PPL Corp.	86,876
9,150	TECO Energy, Inc.	169,732
		504,091
	Electrical Equipment: 2.1%
11,600	Jabil Circuit, Inc.	188,616

	Energy Equipment & Services: 17.3%
1,847	Cameron International Corp.*	88,213
2,500	ENSCO International, Inc.	172,850
3,831	Halliburton Co.	171,705
4,074	Nabors Industries Ltd.*	148,538
2,254	National-Oilwell, Inc.*	177,232
3,116	Noble Corp.	161,627
1,864	Schlumberger Ltd.	189,382
2,387	Smith International, Inc.	177,545
683	Transocean, Inc.*	92,908
4,662	Weatherford International, Ltd.*	175,897
		1,555,897
	Food & Staples Retailing: 1.1%
1,657	Wal-Mart Stores, Inc.	97,133

	Gas Utilities: 1.7%
2,846	Questar Corp.	150,496

	Health Care Equipment & Supplies: 2.4%
1,500	Baxter International, Inc.	102,915
1,900	Varian Medical Systems, Inc.*	114,000
		216,915
	Health Care Providers & Services: 2.2%
1,499	Express Scripts, Inc.*	105,739
34,100	Tenet Healthcare Corp.*	95,796
		201,535
	Hotels, Restaurants & Leisure: 1.1%
1,663	McDonald's Corp.	99,431

	Household Durables: 1.2%
1,903	Snap-On, Inc.	107,120

	Insurance: 1.9%
1,594	Aflac, Inc.	88,643
1,393	Assurant, Inc.	83,747
		172,390
	Internet Software & Services: 1.0%
2,659	VeriSign, Inc.*	86,524

	IT Services: 1.2%
4,000	Western Union Co.	110,560

	Leisure Equipment & Products: 2.2%
5,159	Hasbro, Inc.	199,757

	Machinery: 1.1%
1,453	Cummins, Inc.	96,392

	Metals & Mining: 11.7%
2,235	CONSOL Energy, Inc.	166,262
1,699	Freeport-McMoRan Copper & Gold, Inc.	164,378
2,570	Massey Energy Co.	190,822
2,000	Newmont Mining Corp.	95,920
1,361	Nucor Corp.	77,876
2,800	Peabody Energy Corp.	189,420
1,071	United States Steel Corp.	171,746
		1,056,424
	Multiline Retail: 2.2%
6,614	Big Lots, Inc.*	201,462

	Multi-Utilities & Unregulated Power: 1.0%
2,100	Dominion Resources, Inc.	92,778

	Oil, Gas & Consumable Fuels: 13.9%
1,430	Apache Corp.	160,403
1,500	Cabot Oil & Gas Corp.	66,015
3,723	Chesapeake Energy Corp.	186,708
874	Devon Energy Corp.	82,934
1,485	EOG Resources, Inc.	149,287
1,582	Hess Corp.	160,415
960	Murphy Oil Corp.	76,541
2,045	Noble Energy, Inc.	151,064
1,510	Range Resources Corp.	73,326
2,100	Southwestern Energy Co.*	76,251
1,470	XTO Energy, Inc.	69,428
		1,252,372
	Real Estate Investment Trusts: 1.1%
1,173	Public Storage, Inc.	96,057

	Road & Rail: 5.8%
987	Burlington Northern Santa Fe Corp.	102,776
3,049	CSX Corp.	206,052
1,500	Norfolk Southern Corp.	107,880
1,320	Union Pacific Corp.	108,821
		525,529
	Savings Institutions: 1.1%
5,356	Hudson City Bancorp, Inc.	97,801

	Software: 2.2%
2,600	BMC Software, Inc.*	85,514
5,150	Symantec Corp.*	108,511
		194,025
	TOTAL COMMON STOCKS
	(Cost $8,545,051)	8,928,144

	SHORT-TERM INVESTMENT: 1.1%
100,268	Fidelity Institutional Money Market Portfolio	100,268

	TOTAL SHORT-TERM INVESTMENT
	(Cost $100,268)	100,268

	TOTAL INVESTMENTS: 100.2%
	(Cost $8,645,319)	9,028,412
	Liabilities in Excess of Other Assets: (0.2)%	(16,405)
	NET ASSETS: 100.0%	$9,012,007

* Non-income producing security.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows+:

	Cost of investments	$8,653,775
	Gross unrealized appreciation	763,046
	Gross unrealized depreciation	(388,409)
	Net unrealized appreciation	$374,637

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX ETF Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.6%
	Class 1 & 2 Funds: 99.6%^
97,421	Claymore/BNY BRIC ETF	$4,471,624
38,985	Energy Select Sector SPDR Fund	2,900,484
57,835	iShares Dow Jones Basic Sector Fund	4,504,768
48,868	iShares Dow Jones Transportation Fund	4,446,011
67,725	iShares Dow Jones U.S. Energy Sector Fund	2,929,784
47,380	iShares Dow Jones U.S. Utilities Sector Index Fund	4,364,172
63,438	iShares Global Energy Sector Fund	2,770,337
56,387	iShares MSCI Brazil Index Fund	4,580,880
143,701	iShares MSCI Canada Index Fund	4,493,530
101,430	iShares S&P GSSI Natural Resources Index Fund	4,400,033
90,510	iShares S&P Latin America 40 Index Fund	4,570,755
29,490	iShares S&P Mid Cap 400 Growth Fund	2,520,215
91,118	Market Vectors Russia ETF	4,139,491
59,195	PowerShares Dynamic Energy Exploration Fund	1,471,588
100,638	PowerShares Dynamic Oil & Gas Fund - Service Class	2,976,872
210,833	PowerShares Water Resources Portfolio	4,562,426
50,651	SPDR Gold Trust*	4,561,123
3,200	SPDR S&P Biotech ETF	221,408
56,810	Utilities Select Sector SPDR Fund	2,163,325
50,185	Vanguard Energy ETF	4,346,522
26,481	Vanguard Materials ETF	2,964,813

	Total Class 1 & 2 Funds
	(Cost $75,943,387)	74,360,161

	TOTAL INVESTMENT COMPANIES
	(Cost $75,943,387)	74,360,161

	SHORT-TERM INVESTMENT: 0.2%
148,297	Fidelity Institutional Money Market Portfolio	148,297

	TOTAL SHORT-TERM INVESTMENT
	(Cost $148,297)	148,297

	TOTAL INVESTMENTS: 99.8%
	(Cost $76,091,684)	74,508,458
	Other Assets in Excess of Liabilities: 0.2%	166,575
	NET ASSETS: 100.0%	$74,675,033

*	Non-income producing security.
^
CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF'S
Class 1 includes ETFs that focus on special investments, industries or market sectors. Class 1 ETFs may invest in small, new and/or unseasoned companies. International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature. These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: GROWTH - SPECULATIVE STOCK ETF'S
Class 2 includes ETFs invested in small or mid-sized companies. Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings. These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments. These ETFs may have moderate to high portfolio turnover.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows+:

Cost of investments	$76,354,538
Gross unrealized appreciation	1,285,732
Gross unrealized depreciation	(3,131,812)
Net unrealized depreciation	$(1,846,080)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX ETF Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.4%
	Class 1 & 2 Funds: 35.0%^
5,033	Claymore/BNY BRIC ETF	$231,015
2,949	Energy Select Sector SPDR Fund	219,406
3,425	iShares Dow Jones Basic Materials Fund	266,773
2,881	iShares Dow Jones Transportation Fund	262,113
4,928	iShares Dow Jones U.S. Energy Sector Fund	213,185
2,800	iShares Dow Jones U.S. Utilities Sector Index Fund	257,908
4,830	iShares Global Energy Sector Fund	210,926
3,281	iShares MSCI Brazil Index Fund	266,548
8,103	iShares MSCI Canada Index Fund	253,381
5,830	iShares S&P GSSI Natural Resources Index Fund	252,905
5,305	iShares S&P Latin America 40 Index Fund	267,903
8,482	iShares S&P Mid Cap 400 Growth Fund	724,872
4,667	Market Vectors Russia ETF	212,022
2,842	PowerShares Dynamic Energy Exploration Fund	70,652
8,140	PowerShares Dynamic Oil & Gas Fund - Service Class	240,781
11,046	PowerShares Water Resources Portfolio	239,035
2,752	SPDR Gold Trust*	247,818
1,988	Vanguard Energy ETF	222,576
2,802	Vanguard Materials ETF	242,682

	Total Class 1 & 2 Funds
	(Cost $4,863,059)	4,902,501

	Class 3 Funds: 64.4%^
23,780	Claymore/Zacks Sector Rotation ETF	665,840
21,950	iShares S&P Mid Cap 400 Index Fund	1,757,317
17,500	iShares S&P Mid Cap 400 Value Index Fund	1,286,950
11,968	S&P Mid Cap 400 SPDR Trust	1,748,405
34,260	SPDR Dow Jones Wilshire Large Cap Growth Fund	1,803,789
29,911	Vanguard Growth ETF	1,740,521

	Total Class 3 Funds
	(Cost $9,505,042)	9,002,822

	TOTAL INVESTMENT COMPANIES
	(Cost $14,368,101)	13,905,323

	SHORT-TERM INVESTMENT: 0.3%
43,812	Fidelity Institutional Money Market Portfolio	43,812

	TOTAL SHORT-TERM INVESTMENT
	(Cost $43,812)	43,812

	TOTAL INVESTMENTS: 99.7%
	(Cost $14,411,913)	13,949,135
	Other Assets in Excess of Liabilities: 0.3%	42,339
	NET ASSETS: 100.0%	$13,991,474

*	Non-income producing security.
^
CLASS 1: GROWTH - MOST SPECULATIVE STOCK ETF'S
Class 1 includes ETFs that focus on special investments, industries or market sectors. Class 1 ETFs may invest in small, new and/or unseasoned companies. International ETFs may concentrate in a particular country or region, including “emerging markets” or economies not considered mature. These ETFs may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

^
CLASS 2: GROWTH - SPECULATIVE STOCK ETF'S
Class 2 includes ETFs invested in small or mid-sized companies. Many of these ETFs may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings. These ETFs mostly hold common stocks, but may contain convertible bonds or other instruments. These ETFs may have moderate to high portfolio turnover.

^
CLASS 3: GROWTH - HIGHER QUALITY STOCK ETF'S
Generally, Class 3 ETFs are comprised of diversified portfolios invested in well-established companies. Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions. International (foreign) or global (foreign and domestic)
ETFs in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan). Primary objectives among these ETFs include long-term growth with little emphasis on income.

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows+:

Cost of investments	$14,473,708
Gross unrealized appreciation	172,417
Gross unrealized depreciation	(696,990)
Net unrealized depreciation	$(524,573)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Tactical Upgrader Fund
SCHEDULE OF INVESTMENTS at July 31, 2008 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.8%
	Class 1 & 2 Funds: 35.9%^
47,692	Claymore/BNY BRIC ETF	$2,189,063
31,742	Energy Select Sector SPDR Fund	2,361,605
31,213	iShares Dow Jones Basic Materials Fund	2,431,181
13,025	iShares Dow Jones Transportation Fund	1,185,014
54,415	iShares Dow Jones U.S. Energy Sector Fund	2,353,993
25,470	iShares Dow Jones U.S. Utilities Sector Index Fund	2,346,042
30,249	iShares MSCI Brazil Index Fund	2,457,429
76,600	iShares MSCI Canada Index Fund	2,395,282
53,543	iShares S&P Global Energy Sector Fund	2,338,223
54,223	iShares S&P GSSI Natural Resources Index Fund	2,352,628
49,815	iShares S&P Latin America 40 Index Fund	2,515,658
36,950	iShares S&P Mid Cap 400 Growth Fund	3,157,747
50,669	Market Vectors Russia ETF	2,301,893
23,426	PowerShares Dynamic Energy Exploration Fund	582,370
79,948	PowerShares Dynamic Oil & Gas Fund - Service Class	2,364,862
95,786	PowerShares Water Resource Fund	2,072,809
25,909	SPDR Gold Trust*	2,333,105
5,400	SPDR S&P Biotech ETF	373,626
21,469	Vanguard Energy ETF	2,403,669
24,187	Vanguard Materials ETF	2,094,835

	Total Class 1 & 2 Funds
	(Cost $44,687,746)	42,611,034

	Class 3 Funds: 63.9%^
145,038	Allianz CCM Mid Cap Fund - Class D	3,554,885
65,291	Allianz CCM Mid Cap Fund - Institutional Class	1,670,788
61,949	BlackRock International Opportunities Portfolio - Service Class	2,202,299
51,600	Claymore/Zacks Sector Rotation ETF	1,444,800
200,909	Diamond Hill Long Short Fund - Class A	3,513,904
118,006	Fairholme Fund	3,574,389
53,675	Harbor International Fund - Institutional Class	3,426,635
154,621	ING Corporate Leaders Trust - Class B	3,299,609
97,280	iShares S&P Mid Cap 400 Index Fund	7,788,237
79,300	iShares S&P Mid Cap 400 Value Index Fund	5,831,722
136,910	Ivy Asset Strategy Fund - Class A	3,660,981
62,153	Ivy Asset Strategy Fund - Class I	1,668,815
128,610	Oppenheimer Quest Opportunity Value Fund - Class A	3,512,333
69,771	Quaker Strategic Growth Fund - Class I	1,778,467
348,122	Rydex Series Trust Sector Rotation Fund - Class H	4,751,870
52,866	S&P Mid Cap 400 SPDR Trust	7,723,194
112,930	SPDR Dow Jones Wilshire Large Cap Growth Fund	5,945,765
76,936	UMB Scout International Fund	2,559,666
140,006	Vanguard Growth ETF	8,146,948

	Total Class 3 Funds
	(Cost $81,007,235)	76,055,307

	TOTAL INVESTMENT COMPANIES
	(Cost $125,694,981)	118,666,341

	SHORT-TERM INVESTMENT: 0.7%
902,249	Fidelity Institutional Money Market Portfolio	902,249

	TOTAL SHORT-TERM INVESTMENT
	(Cost $902,249)	902,249

	TOTAL INVESTMENTS: 100.5%
	(Cost $126,597,230)	119,568,590
	Liabilities in Excess of Other Assets: (0.5)%	(634,148)
	NET ASSETS: 100.0%	$118,934,442

*	Non-income producing.
^
CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies
(micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

^
CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

^
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows+:

Cost of investments	$126,597,230
Gross unrealized appreciation	448,181
Gross unrealized depreciation	(7,476,821)
Net unrealized depreciation	$(7,028,640)

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)       /s/Robert M. Slotky
Robert M. Slotky, President

Date  September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  September 23, 2008

By (Signature and Title)*    /s/Eric W. Falkeis
 Eric W. Falkeis, Treasurer

Date  September 22, 2008

*	Print the name and title of each signing officer under his or her signature.